PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of legal-related and non legal-related provision [abstract]
Disclosure of legal related and non legal related provisions

The movement and balances of legal and non-legal related provisions during the periods ended on December 31, 2025, 2024 and 2023 are described below:

	For legal		Non-legal		Total provisions
Balance as of January 1, 2023	Ps.	229,193	Ps.	997,978	Ps.	1,227,171
Provisions made during the year		298,719		334,974		633,693
Provisions used during the year		(51,160)		(338,536)		(389,696)
Provisions reversed during the year		(258,421)		(110,419)		(368,840)
Effect of movements in exchange rates		(642)		(18,403)		(19,045)
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283
Provisions made during the year		202,964		291,234		494,198
Provisions used during the year		(38,897)		(135,145)		(174,042)
Provisions reversed during the year (1)		(189,486)		(121,466)		(310,952)
Effect of movements in exchange rates		256		9,928		10,184
Balance as of December 31, 2024	Ps.	192,526	Ps.	910,145	Ps.	1,102,671
Provisions made during the year		120,242		304,455		424,697
Provisions used during the year		(33,754)		(195,241)		(228,995)
Provisions reversed during the year (1)		(123,333)		(175,917)		(299,250)
Effect of movements in exchange rates		(303)		(8,429)		(8,732)
Reclassification MFG operation (2)		—		(960)		(960)
Discontinued operation (3)		—		166		166
Balance as of December 31, 2025	Ps.	155,378	Ps.	834,219	Ps.	989,597

(1)	For legal related, recovery of provisions by Porvenir as of December 31, 2025 and 2024 by Ps. 101,403 and Ps.177,527 respectively for claims for nullity of affiliations that were in progress.
(2)	As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.
(3)	See note 13.B., "Discontinued operation related to Multi Financial Group".

The estimated period for the settled of the provisions recorded as of December 31,2025 and 2024 is a follows.

Estimated period to be settled	Legal related		Non-legal		Total provisions
Within twelve months	Ps.	12,956	Ps.	168,411	Ps.	181,367
After twelve months		142,422		665,808		808,230
Balance as of December 31, 2025	Ps.	155,378	Ps.	834,219	Ps.	989,597

Estimated period to be settled	Legal related		Non-legal		Total provisions
Within twelve months	Ps.	12,209	Ps.	226,460	Ps.	238,669
After twelve months		180,317		683,685		864,002
Balance as of December 31, 2024	Ps.	192,526	Ps.	910,145	Ps.	1,102,671